Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Feb. 26, 2025
Share-Based Compensation [Line Items]
Compensation expense (in Dollars)
Class A Ordinary Shares [Member] | Unvested Share Options [Member]
Share-Based Compensation [Line Items]
Shares issued	360,250
2025 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Share issued under award incentive plan		360,250